Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Cost	$ 11,499.1	$ 11,952.7
Accumulated amortization	(1,373.6)	(1,023.1)
Net book value	10,125.5	10,929.6
Held for sale
Property, Plant and Equipment
Cost	25.2	2,999.3
Accumulated amortization	(2.3)	(1,809.7)
Net book value	22.9	1,189.6
Utilities
Property, Plant and Equipment
Cost	7,316.1	7,090.5
Accumulated amortization	(155.0)	(89.7)
Net book value	7,161.1	7,000.8
Midstream
Property, Plant and Equipment
Cost	3,182.0	3,178.2
Accumulated amortization	(585.4)	(845.7)
Net book value	2,596.6	2,332.5
Power
Property, Plant and Equipment
Cost	976.7	4,633.9
Accumulated amortization	(594.6)	(1,858.3)
Net book value	382.1	2,775.6
Corporate
Property, Plant and Equipment
Cost	49.5	49.4
Accumulated amortization	(40.9)	(39.1)
Net book value	$ 8.6	$ 10.3